Geographic Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION

NOTE 17:- GEOGRAPHIC INFORMATION

a.	The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company’s business. The data below is presented in accordance with ASC 280, “Segment Reporting”.

b.	Geographic information:

The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company’s revenues during the years ended December 31, 2019, 2020 and 2021.

	Year ended December 31,
	2019	2020	2021
1. Revenues:

North America *)	$163,565	$187,258	$188,980
Europe **)	133,851	172,660	237,054
Rest of the world	28,258	22,985	35,001

	$325,674	$382,903	$461,035

*)	Revenues from North America that are shown in the above table consist of revenues primarily from the United States (in amounts of $163,089, $186,687 and $186,909 during the years ended December 31, 2019, 2020 and 2021, respectively).

**)	Revenues from Europe include revenues from European Union countries, the United Kingdom, or UK, and Israel.

	December 31,
	2020	2021
2. Long- lived assets, including property and equipment, net and operation right-of-use assets:
Israel	$27,944	$22,263
North America	8,245	4,737
APAC	20,871	20,104
Europe	14,300	11,019

	$71,360	$58,123

c.	Major customer data:

For the years ended December 31, 2019, 2020 and 2021, no single customer contributed more than 10% to the Company’s total revenues.